Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Schedule Of Costs Incurred Attributable To Each Category Of Power Purchase Agreements
	000000000	000000000	000000000
	Payments
(in millions)	2011	2010	2009
Qualifying facilities(1)	$ 1,069	$ 1,164	$ 1,210
Renewable energy contracts	622	573	362
Other power purchase agreements	690	657	701
(1) Payments include $297, $321, and $344 attributable to renewable energy contracts with qualifying facilities at December 31, 2011, 2010 and 2009, respectively.

Schedule Of Undiscounted Future Expected Power Purchase Agreement Payments

(in millions)	Qualifying Facility	Renewable (Other than QF)	Other	Total Payments
2012	$ 736	$ 831	$ 656	$ 2,223
2013	781	1,058	807	2,646
2014	807	1,269	646	2,722
2015	725	1,352	614	2,691
2016	690	1,370	601	2,661
Thereafter	3,341	18,058	3,726	25,125

Total	$ 7,080	$ 23,938	$ 7,050	$ 38,068

Schedule Of Fixed Capacity Payments Due Under The QF Contracts Discount
september 3000
(in millions)
2012	$ 50
2013	50
2014	42
2015	38
2016	36
Thereafter	89

Total fixed capacity payments	305
Less: amount representing interest	57

Present value of fixed capacity payments	$ 248

Undiscounted Obligations For Natural Gas Purchases, Gas Transportation Services, And Gas Storage
september 3000
(in millions)
2012	$ 746
2013	249
2014	198
2015	188
2016	152
Thereafter	974

Total	$ 2,507

Undiscounted Obligations Under Nuclear Fuel Agreements
september 3000
(in millions)
2012	$ 88
2013	89
2014	130
2015	189
2016	141
Thereafter	909

Total	$ 1,546

Future Minimum Payments Of Operating Leases
september 3000
(in millions)
2012	$ 30
2013	27
2014	20
2015	16
2016	15
Thereafter	81

Total	$ 189

Change In Accruals Related To Third-Party Claims

(in millions)
Balance at January 1, 2010	$0
Loss accrued	220
Less: Payments	(6)

Balance at December 31, 2010	214
Additional loss accrued	155
Less: Payments	(92)

Balance at December 31, 2011	$277

Environmental Remediation Liability Disclosure

(in millions)
Balance at December 31, 2010	$612
Additional remediation costs accrued:
Transfer to regulatory account for recovery	169
Amounts not recoverable from customers	156
Less: Payments	(152)

Balance at December 31, 2011	$785